Money Market Portfolio
Money Market Portfolio
Investment Objective
The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses	Money Market Portfolio Money Market Portfolio
Investment Advisory and Servicing Fees	0.20%
Other Expenses	0.37%
Total Annual Portfolio Operating Expenses	0.57%
Fee Waivers and Expense Reimbursements	(0.39%)	[1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.18%
[1]	BlackRock Advisors, LLC (the "Investment Advisor") has contractually agreed to waive its fees such that the Money Market Portfolio's annual ordinary operating expenses do not exceed 0.30% of the Portfolio's average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the "Administrator") have further agreed to waive their fees such that the Portfolio's annual ordinary operating expenses do not exceed 0.175% of the Portfolio's average daily net assets up to $1 billion, 0.16% of the Portfolio's average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio's average daily net assets in excess of $2 billion. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2019 without the consent of the Board of Trustees of the Fund (the "Board").

Example

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio | Money Market Portfolio | USD ($)	18	143	280	677

Principal Investment Strategies

The Money Market Portfolio invests in U.S. Government obligations, repurchase agreements collateralized by such obligations, and bank and commercial obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities, as well as bank certificates of deposit, bankers acceptances, commercial paper and other obligations issued by domestic and foreign corporations. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.  The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued and delayed delivery basis.

The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7 of the 1940 Act. Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Money Market Portfolio may impose a fee upon the sale of your Participation Certificates or may temporarily suspend your ability to sell Participation Certificates if the Portfolio’s weekly liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. A decline in the credit quality of an issuer of, or a provider of credit support or a maturity-shortening structure for a security can cause the price of the security to decrease.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Fees & Gates Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, who are not “interested persons” of the Portfolio as defined in the 1940 Act (“Independent Trustees”), determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Money Market Portfolio will impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the Independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

Financial Services Industry Concentration Risk. Changes in government regulation, interest rates and economic downturns can have a significant negative effect on issuers in the financial services industry, including the price of their securities or their ability to meet their payment obligations.

Floating Net Asset Value Risk. The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant NAV per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio.

Liquidity and Leverage Risks. Certain investment strategies employed by the Portfolio may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period an investor owns Participation Certificates of the Portfolio.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States, other obligations are backed by the right of the issuer to borrow from the U.S. Treasury, and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk. The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio operated as a stable NAV money market fund. Beginning October 11, 2016, the Portfolio operates as a floating NAV money market fund. The table shows the Portfolio’s average annual total returns for one, five and ten year periods ended December 31, 2017. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.

Money Market Portfolio Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 0.91% (for the quarter ended March 31, 2008) and the lowest quarterly return was 0.003% (for the quarter ended March 31, 2014).

Average Annual Total Returns (for the periods ended December 31, 2017):
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market Portfolio | Money Market Portfolio	0.78%	0.25%	0.47%

The Money Market Portfolio seven-day average yield as of December 31, 2017 was 1.46%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.